                                                File No. 33-60560

               Securities and Exchange Commission
                     Washington, D.C.  20549

                            FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                  Pre-Effective Amendment No.

                 Post-Effective Amendment No. 6

                             and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         Amendment No. 7
              ------------------------------------

                ALLIANCE MUNICIPAL INCOME FUND II
       1345 Avenue of the Americas, New York, N.Y.  10105
                         (800) 221-5672
              ------------------------------------

                      EDMUND P. BERGAN, JR.
                Alliance Capital Management L.P.
       1345 Avenue of the Americas, New York, N.Y.  10105
             (Name and address of Agent for Service)

              ------------------------------------

                Calculation of Registration Fee:

Title of
Securities                Proposed Maximum   Proposed           Amount of
Being       Amount Being  Offering Price     Maximum Aggregate  Registration
Registered  Registered    Per Unit *         Offering Price **  Fee
----------  ------------  ----------------   -----------------  ------------

Common      1,920,032     $9.85              $290,000           $100.00
Stock $.01
par value

    * Estimated solely for the purpose of determining the amount of the registration fee based on the net asset value per share of the Registrant's Common Stock of the Pennsylvania
Portfolio on November 8, 1995.

    **   The calculation of the maximum aggregate offering price
is made pursuant to Rule 24e-2(a) under the Investment Company



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Act of 1940 and is based on the following: the total amount of securities redeemed or repurchased during the fiscal year ended September 30, 1995 was $89,821,458, $71,199,138 of which was previously used for reduction pursuant to Rule 24f-2 or Rule 24e-2(a) and $18,622,320 of which are being so used in this Amendment.

It is proposed that this filing will become effective (check appropriate box)

  X immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b)
      60 days after filing pursuant to paragraph (a)(1)
      on (date) pursuant to paragraph (a)(1)
      75 days after filing pursuant to paragraph (a)(2)
      on (date) pursuant to paragraph (a)(2) of Rule 485

EXHIBIT:  Opinion of Messrs. Seward & Kissel



































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                            SIGNATURE

         Pursuant to the requirements of the Securities Act of 1933 as amended and the Investment Company Act of 1940 as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 16th day of November, 1995.

                        ALLIANCE MUNICIPAL INCOME FUND II

                        by:  /s/ John D. Carifa
                             ____________________________
                             John D. Carifa
                               Chairman

         Pursuant to the requirements of the Securities Act of l933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

    Signature                Title              Date

1)  Principal Executive
    Officer

    /s/ John D. Carifa       Chairman           November 16, 1995
    ____________________
    John D. Carifa

2)  Principal Financial and
    Accounting Officer

    /s/ Mark D. Gersten      Treasurer          November 16, 1995
    ____________________
    Mark D. Gersten














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3)  A Majority of the Trustees
    --------------------------

    John D. Carifa
    David H. Dievler
    Ruth Block
    James R. Greene
    James H. Hester
    Clifford L. Michel
    Eugene F. O'Neil
    Robert C. White

    by: /s/ Edmund P. Bergan, Jr.               November 16, 1995
    ______________________________
      (Attorney-in-fact)
      Edmund P. Bergan, Jr.





































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                         Seward & Kissel
                     One Battery Park Plaza
                      New York, N.Y.  10004

                    Telephone: (212) 574-1200
                    Facsimile: (212) 480-8421


                             November 22, 1995


Alliance Municipal Income Fund II
1345 Avenue of the Americas
New York, New York 10105

Dear Sirs:

         We have acted as counsel for Alliance Municipal Income Fund II, a Massachusetts business trust (the "Company"), in connection with the registration of an additional 1,920,032 shares of beneficial interest, par value $.01 per share, of the Company under the Securities Act of 1933, as amended (the "Act").

         As counsel for the Company, we have participated in the preparation of Post-Effective Amendment No. 6 to the Company's Registration Statement on Form N-1A under the Act (File No. 33-60560) relating to such additional shares and have examined and relied upon corporate records of the Company and other documents and certificates as to factual matters as we have deemed to be necessary to render the opinion set forth below.

         Based on that examination we are of the opinion that the 1,920,032 additional shares of beneficial interest of the Company being registered by Post-Effective Amendment No. 6 to the Company's Registration Statement are duly authorized and unissued shares, and when such shares have been duly sold, issued and paid for as contemplated in the Company's Prospectus forming a part of its Registration Statement under the Act, such shares will have been validly and legally issued (assuming that none of such shares is sold at a time when such sale would cause the Company to have outstanding more than the number of shares of beneficial interest authorized to be issued by the Company's Declaration of Trust) and will be fully paid and non-assessable shares of beneficial interest of the Company under the laws of the Commonwealth of Massachusetts (assuming that the sale price of each share is not less than the par value thereof).

         Our opinion above stated is expressed as members of the bar of the State of New York.




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         We hereby consent to the filing of this opinion with the
Securities and Exchange Commission as an exhibit to above-referenced Post-Effective Amendment No. 6 to the Company's
Registration Statement.

                             Very truly yours,

                             /s/ Seward & Kissel













































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